SEGMENT INFORMATION (10-Q)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION (10-Q) [Text Block]
11. SEGMENT INFORMATION
The Company's operating segments are components of the business for which separate financial information is available and are evaluated regularly by management in deciding how to allocate resources and in assessing performance.

The Company has two reportable segments: (1) Siding, Fencing, and Stone, and (2) Windows and Doors. The operating earnings (loss) of each segment includes the revenue generated on transactions involving products within that segment less identifiable expenses. Corporate unallocated income and expenses include items which are not directly attributed to or allocated to either of the reporting segments. Such items include interest, legal costs, corporate payroll, and unallocated finance and accounting expenses. Corporate unallocated assets include debt issuance costs, cash and certain non-operating receivables.

The following is a summary of the Company's segment information:

	For the three months ended		For the nine months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011

Net Sales
Siding, Fencing, and Stone	$179,852	$184,520	$511,157	$494,002
Windows and Doors	126,341	113,369	341,501	298,485
	$306,193	$297,889	$852,658	$792,487

Operating earnings (loss)
Siding, Fencing, and Stone	$34,403	$33,335	$88,487	$72,520
Windows and Doors	(2,370)	(3,373)	(15,622)	(23,839)
Unallocated	(4,762)	(4,893)	(13,506)	(12,081)
	$27,271	$25,069	$59,359	$36,600

	Total assets as of
	September 29, 2012	December 31, 2011

Siding, Fencing, and Stone	$600,604	$579,195
Windows and Doors	274,706	273,909
Unallocated	50,005	39,808
	$925,315	$892,912

12.   SEGMENT INFORMATION

The Company defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by management in deciding how to allocate resources and in assessing performance.  The Company has two reportable segments:  1) Siding, Fencing, and Stone and 2) Windows and Doors.

The income before income taxes of each segment includes the revenue generated on transactions involving products within that segment less identifiable expenses.  Unallocated income and expenses include items which are not directly attributed to or allocated to either of the Company's reporting segments.  Such items include interest, legal costs, corporate payroll, and unallocated finance, accounting expenses, and write-off of previously capitalized offering costs. Unallocated corporate assets include cash and certain receivables.  Interest expense is presented net of interest income.

Following is a summary of the Company's segment information:
	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Net sales
Siding, Fencing, and Stone	$639,290	$604,406	$577,390
Windows and Doors	395,567	391,500	373,984
	$1,034,857	$995,906	$951,374
Operating earnings (loss)
Siding, Fencing, and Stone	$90,849	$92,612	$77,756
Windows and Doors	(31,134)	(19,410)	(23,504)
Unallocated	(14,784)	(16,372)	(14,142)
	$44,931	$56,830	$40,110
Interest expense, net
Siding, Fencing, and Stone	$(83)	$(121)	$(169)
Windows and Doors	(13)	90	183
Unallocated	101,480	122,864	135,289
	$101,384	$122,833	$135,303
Depreciation and amortization
Siding, Fencing, and Stone	$23,598	$27,578	$29,341
Windows and Doors	30,217	32,936	26,740
Unallocated	205	204	190
	$54,020	$60,718	$56,271
Income tax expense (benefit)
Unallocated	$683	$5,027	$(17,966)

Capital expenditures
Siding, Fencing, and Stone	$5,906	$5,928	$3,562
Windows and Doors	4,651	5,177	4,222
Unallocated	933	-	23
	$11,490	$11,105	$7,807

	As of December 31,
	2011	2010
Total assets
Siding, Fencing, and Stone	$579,195	$585,542
Windows and Doors	273,909	298,898
Unallocated	39,808	37,797
	$892,912	$922,237

Our Canadian subsidiary, which had sales of approximately $67.2 million for the year ended December 31, 2011, represents a majority of our sales to foreign customers.  Other subsidiaries' sales outside the United States are less than 1% of our total sales.